Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment, Net
Property and equipment	¥ 41,454,672	¥ 35,169,299
Less: Accumulated depreciation	(15,559,399)	(10,288,331)
Less: Accumulated impairment	(2,369)	(33,964)
Total property, plant and equipment, net	25,892,904	24,847,004		$ 3,547,313
Depreciation expenses	5,870,195	3,372,673	¥ 2,874,912
Charging & battery swap equipment
Property, Plant and Equipment, Net
Property and equipment	7,761,253	6,442,827
Mold and tooling
Property, Plant and Equipment, Net
Property and equipment	7,108,020	6,341,011
Production facilities
Property, Plant and Equipment, Net
Property and equipment	6,845,010	6,025,654
Leasehold improvements
Property, Plant and Equipment, Net
Property and equipment	6,124,611	5,160,732
Construction in process
Property, Plant and Equipment, Net
Property and equipment	3,616,078	2,894,333
Corporate vehicles
Property, Plant and Equipment, Net
Property and equipment	1,949,132	833,355
Computer and electronic equipment
Property, Plant and Equipment, Net
Property and equipment	1,922,333	1,767,634
R&D equipment
Property, Plant and Equipment, Net
Property and equipment	1,635,821	1,469,604
Purchased software
Property, Plant and Equipment, Net
Property and equipment	1,349,419	1,281,685
Buildings and constructions
Property, Plant and Equipment, Net
Property and equipment	913,281	912,378
Subscription vehicles
Property, Plant and Equipment, Net
Property and equipment	799,846	890,044
Others
Property, Plant and Equipment, Net
Property and equipment	¥ 1,429,868	¥ 1,150,042